Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2035 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2035 Fund
Bar Chart Table:
Annual Return 2018	(7.68%)
Annual Return 2019	25.05%
Annual Return 2020	17.27%
Annual Return 2021	14.69%
Annual Return 2022	(17.94%)